Debt Issued (Details) - Schedule of debt securities issued - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BCHIEC0817 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 83,470
Terms Years		5 years
Annual issue rate %		1.55%
Issue date		30/01/2019
Maturity date		30/01/2024
BCHIED1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 41,711
Terms Years		5 years
Annual issue rate %		1.54%
Issue date		14/03/2019
Maturity date		14/03/2024
BCHIED1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 5,587
Terms Years		5 years
Annual issue rate %		1.45%
Issue date		19/03/2019
Maturity date		19/03/2024
BCHIED1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 36,317
Terms Years		5 years
Annual issue rate %		1.45%
Issue date		20/03/2019
Maturity date		20/03/2024
BCHIDW1017 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 84,359
Terms Years		2 years
Annual issue rate %		0.93%
Issue date		09/05/2019
Maturity date		09/05/2021
BCHIDW1017 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 57,091
Terms Years		2 years
Annual issue rate %		0.57%
Issue date		24/06/2019
Maturity date		24/06/2021
BCHIEH0917 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 58,867
Terms Years		7 years
Annual issue rate %		1.04%
Issue date		01/07/2019
Maturity date		01/07/2026
BCHIEB1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 86,682
Terms Years		4 years
Annual issue rate %		0.83%
Issue date		01/07/2019
Maturity date		01/07/2023
BCHIEH0917 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 29,514
Terms Years		7 years
Annual issue rate %		1.00%
Issue date		02/07/2019
Maturity date		02/07/2026
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 60,697
Terms Years		7 years
Annual issue rate %		0.66%
Issue date		19/07/2019
Maturity date		19/07/2026
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 22,063
Terms Years		7 years
Annual issue rate %		0.51%
Issue date		30/07/2019
Maturity date		30/07/2026
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 8,613
Terms Years		7 years
Annual issue rate %		0.45%
Issue date		01/08/2019
Maturity date		01/08/2026
BCHICC0815 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 71,703
Terms Years		12 years
Annual issue rate %		0.54%
Issue date		05/08/2019
Maturity date		05/08/2031
BCHICA1015 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 71,221
Terms Years		11 years
Annual issue rate %		0.54%
Issue date		05/08/2019
Maturity date		05/08/2030
BCHICB1215 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 14,496
Terms Years		11 years
Annual issue rate %		0.44%
Issue date		07/08/2019
Maturity date		07/08/2030
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 7,764
Terms Years		7 years
Annual issue rate %		0.30%
Issue date		07/08/2019
Maturity date		07/08/2026
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 20,212
Terms Years		7 years
Annual issue rate %		0.28%
Issue date		08/08/2019
Maturity date		08/08/2026
BCHICB1215 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 57,926
Terms Years		11 years
Annual issue rate %		0.45%
Issue date		08/08/2019
Maturity date		08/08/2030
BCHIEI1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 3,108
Terms Years		7 years
Annual issue rate %		0.29%
Issue date		08/08/2019
Maturity date		08/08/2026
BCHIBV1015 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 71,063
Terms Years		10 years
Annual issue rate %		0.37%
Issue date		20/08/2019
Maturity date		20/08/2029
BCHIEV1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 132,366
Terms Years		10 years
Annual issue rate %		0.34%
Issue date		05/09/2019
Maturity date		05/09/2029
BCHIEK1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 117,493
Terms Years		13 years
Annual issue rate %		1.38%
Issue date		11/12/2019
Maturity date		11/12/2032
Subtotal UF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount		$ 1,142,323
BONO JPY [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		JPY
Amount		$ 63,041
Terms Years		20 years
Annual issue rate %		1.00%
Issue date		14/05/2019
Maturity date		14/05/2039
BONO HKD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		HKD
Amount		$ 32,725
Terms Years		12 years
Annual issue rate %		2.90%
Issue date		19/07/2019
Maturity date		19/07/2031
BONO AUD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		AUD
Amount		$ 36,519
Terms Years		20 years
Annual issue rate %		3.50%
Issue date		28/08/2019
Maturity date		28/08/2039
BONO PEN [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		PEN
Amount		$ 29,969
Terms Years		15 years
Annual issue rate %		5.40%
Issue date		04/09/2019
Maturity date		04/09/2034
BONO AUD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		AUD
Amount		$ 24,547
Terms Years		15 years
Annual issue rate %		3.13%
Issue date		09/09/2019
Maturity date		09/09/2034
BONO NOK [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		NOK
Amount		$ 60,951
Terms Years		10 years
Annual issue rate %		3.50%
Issue date		07/11/2019
Maturity date		07/11/2029
BONO AUD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		AUD
Amount		$ 39,067
Terms Years		20 years
Annual issue rate %		3.55%
Issue date		11/11/2019
Maturity date		11/11/2039
BONO JPY [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		JPY
Amount		$ 36,264
Terms Years		10 years
Annual issue rate %		1.00%
Issue date		19/11/2019
Maturity date		19/11/2029
Subtotal Others currency [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 37,130	$ 323,083
Total Currency [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 254,183	$ 1,465,406
BCHIEA0617 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 93,096
Terms Years	7 years
Annual issue rate %	0.80%
Issue date	06/01/2020
Maturity date	06/01/2027
BCHIEJ0717 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 123,957
Terms Years	8 years
Annual issue rate %	0.72%
Issue date	04/02/2020
Maturity date	04/02/2028
Subtotal UF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 217,053
BONO CHF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	AUD
Amount	$ 37,130
Terms Years	15 years
Annual issue rate %	2.65%
Issue date	02/03/2020
Maturity date	02/03/2035